Operating Lease Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Operating Lease Liabilities [Abstract]
Schedule of Supplemental Balance Sheet Information Related to Leases

Supplemental balance sheet information related to leases is as follows:

	Location on Face of Balance Sheet	December 31, 2025	December 31, 2024
Operating leases:
Operating lease right of use assets	Operating lease, right-of-use assets	$2	$-

Current operating lease liabilities	Operating lease liabilities - current	$2	$-
Non-current operating lease liabilities	Operating lease liabilities	-	-
Total operating lease liabilities		$2	$-